RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
LifeSci Acquisition II Corp
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, the Company concluded it should revise its financial statements to classify all Public Shares in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value of $10.00 per common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Accordingly, effective with this filing, the Company presents all redeemable common stock as temporary equity and recognizes accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and common stock. The Company will present this revision in a prospective manner in all future filings. Under this approach, the previously issued Initial Public Offering Balance Sheet and Form 10-Q’s will not be amended, but historical amounts presented in the current and future filings will be recast to be consistent with the current presentation.

In connection with the change in presentation for the common stock subject to redemption, the Company also revised its income (loss) per common share calculation to allocate net income (loss) pro rata to common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the revision on the Company’s financial statements is reflected in the following table.

	As Previously
Balance Sheet as of June 30, 2021 (audited)	Reported	Adjustment	As Revised
Common stock subject to possible redemption	$75,526,270	$4,564,140	$80,090,410
Common stock	$246	$(45)	$201
Additional paid-in capital	$5,562,205	$(4,564,095)	$998,110
Accumulated deficit	$(562,449)	$—	$(562,449)
Total Stockholders’ Equity (Deficit)	$5,000,002	$(4,564,140)	$435,862

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly classified its common stock subject to possible redemption. The Company previously determined the common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Public Shares underlying the Units issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of common stock subject to possible redemption, resulting in the common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and common stock.

In connection with the change in presentation for the common stock subject to possible redemption, the Company also restated its income (loss) per common share calculation to allocate net income (loss) evenly to all common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, all shares of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of November 24, 2020
Common stock subject to possible redemption	$76,087,640	$4,002,770	$80,090,410
Common stock	$256	$(40)	$216
Additional paid-in capital	$5,000,825	$(4,002,730)	$998,095
Accumulated deficit	$(1,080)	$—	$(1,080)
Total Stockholders’ Equity	$5,000,001	$(4,002,770)	$997,231
Number of shares of common stock subject to possible redemption	7,608,764	400,277	8,009,041

Balance Sheet as of December 31, 2020 (Unaudited)
Common stock subject to possible redemption	$76,007,090	$4,083,320	$80,090,410
Common stock	$256	$(40)	$216
Additional paid-in capital	$5,081,375	$(4,083,280)	$998,095
Accumulated deficit	$(81,623)	$—	$(81,623)
Total Stockholders’ Equity	$5,000,008	$(4,083,320)	$916,688
Number of shares of common stock subject to possible redemption	7,600,709	408,332	8,009,041

Balance Sheet as of March 31, 2021 (Unaudited)
Common stock subject to possible redemption	$75,901,950	$4,188,460	$80,090,410
Common stock	$242	$(41)	$201
Additional paid-in capital	$5,186,529	$(4,188,419)	$998,110
Accumulated deficit	$(186,762)	$—	$(186,762)
Total Stockholders’ Equity	$5,000,009	$(4,188,460)	$811,549
Number of shares of common stock subject to possible redemption	7,590,195	418,846	8,009,041

Balance Sheet as of June 30, 2021
Common stock subject to possible redemption	$75,526,270	$4,564,140	$80,090,410
Common stock	$246	$(45)	$201
Additional paid-in capital	$5,562,205	$(4,564,095)	$998,110
Accumulated deficit	$(562,449)	$—	$(562,449)
Total Stockholders’ Equity	$5,000,002	$(4,564,140)	$435,862
Number of shares of common stock subject to possible redemption	7,552,627	456,414	8,009,041

Statement of Cash Flows for the six months ended December 31, 2020 (Unaudited)
Initial classification of common stock subject to possible redemption	$76,087,640	(76,087,640)	$—
Change in value of Common Stock subject to possible redemption	$(80,550)	$80,550	$—

Statement of Cash Flows for the nine months ended March 31, 2021 (Unaudited)
Initial classification of common stock subject to possible redemption	$76,087,640	(76,087,640)	$—
Change in value of Common Stock subject to possible redemption	$(105,140)	$105,140	$—

Statement of Cash Flows for the period ended June 30, 2021 (Unaudited)
Initial classification of common stock subject to possible redemption	$76,087,640	(76,087,640)	$—
Change in value of Common Stock subject to possible redemption	$(375,680)	$375,680	$—

Condensed Statement of Changes in Stockholders’ Equity for three months ended December 31, 2020 (Unaudited)
Sale of 8,009,041 Units, net of underwriter discounts and offering expenses	$78,231,912	$(78,231,912)	$—
Initial value of Common Stock subject to redemption	$76,007,090	$(76,007,090)	$—
Accretion for Common Stock to redemption amount	$—	$(1,858,498)	$(1,858,498)
Total Stockholders’ Equity	$5,000,008	$(4,083,320)	$916,688

Condensed Statement of Changes in Stockholders’ Equity for three months ended March 31, 2021 (Unaudited)
Change in value of Common Stock subject to redemption	$105,140	$(105,140)	$—
Total Stockholders’ Equity	$5,000,009	$(4,188,460)	$811,549

Condensed Statement of Changes in Stockholders’ Equity for three months ended June 30, 2021 (Unaudited)
Change in value of Common Stock subject to redemption	$375,680	$(375,680)	$—
Total Stockholders’ Equity	$5,000,002	$(4,564,140)	$435,862

Statement of Operations for the three months ended December 31, 2020 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,875,000	(1,875,000)	—
Basic and diluted net loss per common stock	$(0.04)	$0.04	$—
Basic and diluted weighted average shares outstanding, common stock	—	5,112,023	5,112,023
Basic and diluted net loss (income) per share, common stock	$—	$(0.02)	$(0.02)

Statement of Operations for the six months ended December 31, 2020 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,875,000	(1,875,000)	—
Basic and diluted net loss per common stock	$(0.04)	$0.04	$—
Basic and diluted weighted average shares outstanding, common stock	—	3,502,260	3,502,260
Basic and diluted net loss (income) per share, common stock	$—	$(0.02)	$(0.02)

Statement of Operations for the three months ended March 31, 2021 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,990,948	(1,990,948)	—
Basic and diluted net loss per common stock	$(0.05)	$0.05	$—
Basic and diluted weighted average shares outstanding, common stock	—	10,011,301	10,011,301
Basic and diluted net loss (income) per share, common stock	$—	$(0.01)	$(0.01)

Statement of Operations for the nine months ended March 31, 2021 (Unaudited)
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,913,085	(1,913,085)	—
Basic and diluted net loss per common stock	$(0.10)	$0.10	$—
Basic and diluted weighted average shares outstanding, common stock	—	5,646,205	5,646,205
Basic and diluted net loss (income) per share, common stock	$—	$(0.03)	$(0.03)

Statement of Operations for the year ended June 30, 2021
Weighted average shares outstanding of redeemable common stock	8,009,041	(8,009,041)	—
Basic and diluted net loss per common stock	$—	$—	$—
Weighted average shares outstanding of non-redeemable common stock	1,951,216	(1,951,216)	—
Basic and diluted net loss per common stock	$(0.29)	$0.29	$—
Basic and diluted weighted average shares outstanding, common stock	—	6,734,489	6,734,489
Basic and diluted net loss (income) per share, common stock	$—	$(0.08)	$(0.08)